RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Related Party Transaction [Line Items]
Management Fees Paid	$ 0	$ 0
Series Forty Seven [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Forty Eight [Member]
Related Party Transaction [Line Items]
Management Fees Paid	0	0
Series Forty Nine [Member]
Related Party Transaction [Line Items]
Management Fees Paid	$ 0	$ 0